Derivatives and Hedging Instruments Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) currency
Derivative [Line Items]
Currency Exposure, Number of Functional Currencies | currency	50
Maximum Period For Cash Flow Hedging Activity	15 months
Foreign Exchange Contract [Member]
Derivative [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax | $	$ (2)